Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK FACTORS
Exposure	€ 1.4	€ 0.9
Average
FINANCIAL RISK FACTORS
Exposure	1.3	0.9
Highest
FINANCIAL RISK FACTORS
Exposure	1.6	1.0
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 1.0	€ 0.9